Columbia Dividend Opportunity Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Dividend Opportunity Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.6%
Issuer	Shares	Value ($)
Communication Services 4.0%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	1,533,900	30,524,610
Verizon Communications, Inc.	761,100	31,798,758
Total		62,323,368
Media 1.2%
Comcast Corp., Class A	645,200	25,530,564
Total Communication Services		87,853,932
Consumer Discretionary 4.6%
Automobiles 0.5%
Ford Motor Co.	987,100	11,045,649
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	101,400	16,036,410
Starbucks Corp.	132,100	12,492,697
Total		28,529,107
Household Durables 0.8%
Garmin Ltd.	98,400	18,035,736
Specialty Retail 1.6%
Best Buy Co., Inc.	140,300	14,086,120
Home Depot, Inc. (The)	58,600	21,594,100
Total		35,680,220
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	204,100	8,361,977
Total Consumer Discretionary		101,652,689
Consumer Staples 11.5%
Beverages 4.6%
Coca-Cola Co. (The)	783,600	56,787,492
PepsiCo, Inc.	256,900	44,412,872
Total		101,200,364
Consumer Staples Distribution & Retail 1.0%
Target Corp.	144,100	22,136,642
Food Products 1.9%
Kellanova	276,000	22,248,360
Kraft Heinz Co. (The)	567,100	20,092,353
Total		42,340,713
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.5%
Procter & Gamble Co. (The)	190,800	32,729,832
Tobacco 2.5%
Altria Group, Inc.	293,600	15,786,872
Philip Morris International, Inc.	326,800	40,291,172
Total		56,078,044
Total Consumer Staples		254,485,595
Energy 10.2%
Oil, Gas & Consumable Fuels 10.2%
Chevron Corp.	366,900	54,282,855
ConocoPhillips Co.	307,000	34,933,530
EOG Resources, Inc.	159,700	20,572,554
Exxon Mobil Corp.	820,500	96,769,770
Valero Energy Corp.	139,000	20,395,470
Total		226,954,179
Total Energy		226,954,179
Financials 19.6%
Banks 11.0%
Bank of America Corp.	1,132,900	46,165,675
Citigroup, Inc.	439,500	27,530,280
JPMorgan Chase & Co.	386,500	86,885,200
Truist Financial Corp.	510,700	22,705,722
U.S. Bancorp	644,200	30,425,566
Wells Fargo & Co.	505,400	29,550,738
Total		243,263,181
Capital Markets 5.9%
Ares Capital Corp.	516,400	10,885,712
BlackRock, Inc.	26,900	24,258,689
Blackstone, Inc.	146,800	20,898,448
Carlyle Group, Inc. (The)	8,926	358,200
CME Group, Inc.	105,300	22,717,422
Goldman Sachs Group, Inc. (The)	103,300	52,708,825
Total		131,827,296

Columbia Dividend Opportunity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.2%
Allstate Corp. (The)	136,400	25,771,416
MetLife, Inc.	283,900	21,996,572
Total		47,767,988
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	552,600	11,516,184
Total Financials		434,374,649
Health Care 13.2%
Biotechnology 4.7%
AbbVie, Inc.	362,900	71,240,899
Amgen, Inc.	98,100	32,748,723
Total		103,989,622
Health Care Equipment & Supplies 1.2%
Medtronic PLC	304,400	26,963,752
Health Care Providers & Services 1.1%
CVS Health Corp.	432,300	24,744,852
Pharmaceuticals 6.2%
Johnson & Johnson	410,800	68,135,288
Merck & Co., Inc.	441,300	52,271,985
Pfizer, Inc.	559,600	16,233,996
Total		136,641,269
Total Health Care		292,339,495
Industrials 8.6%
Aerospace & Defense 2.8%
Lockheed Martin Corp.	50,800	28,859,480
RTX Corp.	272,500	33,610,150
Total		62,469,630
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	222,600	28,615,230
Building Products 0.8%
Johnson Controls International PLC	236,900	17,258,165
Ground Transportation 0.6%
Union Pacific Corp.	55,400	14,187,386
Industrial Conglomerates 1.3%
3M Co.	207,100	27,894,299
Machinery 1.8%
Common Stocks (continued)
Issuer	Shares	Value ($)
PACCAR, Inc.	207,700	19,976,586
Stanley Black & Decker, Inc.	184,800	18,916,128
Total		38,892,714
Total Industrials		189,317,424
Information Technology 9.4%
Communications Equipment 2.1%
Cisco Systems, Inc.	900,000	45,486,000
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	543,200	22,732,920
IT Services 2.3%
International Business Machines Corp.	257,800	52,109,114
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	154,000	25,074,280
QUALCOMM, Inc.	87,300	15,303,690
Texas Instruments, Inc.	132,750	28,453,635
Total		68,831,605
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.	997,500	19,321,575
Total Information Technology		208,481,214
Materials 1.6%
Chemicals 0.8%
Dow, Inc.	355,100	19,026,258
Containers & Packaging 0.8%
International Paper Co.	356,400	17,256,888
Total Materials		36,283,146
Real Estate 6.9%
Health Care REITs 0.6%
Welltower, Inc.	105,000	12,671,400
Industrial REITs 1.1%
Prologis, Inc.	186,100	23,787,302
Office REITs 0.7%
BXP, Inc.	220,300	16,570,966
Residential REITs 0.3%
Invitation Homes, Inc.	156,800	5,776,512
Retail REITs 1.4%
Columbia Dividend Opportunity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Brixmor Property Group, Inc.	400,000	10,956,000
Simon Property Group, Inc.	122,900	20,567,315
Total		31,523,315
Specialized REITs 2.8%
American Tower Corp.	87,600	19,627,656
Digital Realty Trust, Inc.	157,500	23,878,575
Extra Space Storage, Inc.	110,400	19,540,800
Total		63,047,031
Total Real Estate		153,376,526
Utilities 7.0%
Electric Utilities 5.3%
American Electric Power Co., Inc.	238,000	23,866,640
Edison International	322,600	28,075,878
NextEra Energy, Inc.	227,600	18,324,076
Southern Co. (The)	405,800	35,061,120
Xcel Energy, Inc.	179,900	11,015,277
Total		116,342,991
Independent Power and Renewable Electricity Producers 0.6%
Vistra Corp.	168,800	14,420,584
Multi-Utilities 1.1%
DTE Energy Co.	187,600	23,453,752
Total Utilities		154,217,327
Total Common Stocks (Cost $1,469,806,133)		2,139,336,176

Convertible Bonds 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.5%
Welltower OP LLC(a)
07/15/2029	3.125%	10,000,000	11,000,000
Technology 0.7%
Western Digital Corp.(a)
11/15/2028	3.000%	10,100,000	14,523,800
Total Convertible Bonds (Cost $20,100,000)			25,523,800

Convertible Preferred Stocks 1.3%
Issuer		Shares	Value ($)
Financials 0.5%
Financial Services 0.5%
Apollo Global Management, Inc.	6.750%	190,000	12,047,900
Total Financials			12,047,900
Materials 0.4%
Chemicals 0.4%
Albemarle Corp.	7.250%	219,991	9,395,815
Total Materials			9,395,815
Utilities 0.4%
Electric Utilities 0.4%
NextEra Energy, Inc.	7.299%	152,600	8,143,838
Total Utilities			8,143,838
Total Convertible Preferred Stocks (Cost $28,254,146)			29,587,553

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(b),(c)	17,920,960	17,917,376
Total Money Market Funds (Cost $17,916,187)		17,917,376
Total Investments in Securities (Cost: $1,536,076,466)		2,212,364,905
Other Assets & Liabilities, Net		2,462,349
Net Assets		2,214,827,254

Columbia Dividend Opportunity Fund  | 2024

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, August 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $25,523,800, which represents 1.15% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	4,275,710	86,342,692	(72,701,773)	747	17,917,376	(1,124)	179,691	17,920,960
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Dividend Opportunity Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT140_05_P01_(10/24)